Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 02, 2015	Aug. 03, 2014	Aug. 02, 2015	Aug. 03, 2014	Feb. 01, 2015	Feb. 02, 2014	Feb. 03, 2013
Income Taxes [Line Items]
Valuation allowance against deferred tax assets - US	$ 848,000		$ 848,000		$ 931,000	$ 1,388,000
Change in valuation allowance					457,000
Federal tax credit carryforwards					$ 8,862,000	10,297,000
Number of years carryforward on general business credits			20 years		20 years
Carryforward period, AMT credits			Indefinitely		Indefinitely
Beginning year for state net operating loss carry forward expiry			2024		2024
State and local tax expense	1,773,000	$ 78,000	$ 3,506,000	$ 1,111,000	$ 4,617,000	1,150,000	$ (51,000)
Accrued interest on unrecognized tax benefits	371,000	$ 308,000	371,000	$ 308,000	338,000	291,000
Unrecognized tax benefits will be settled through federal and state audits or will be recognized as a result of the expiration of statute of limitations	14,000		14,000		14,000
Unrecognized tax benefits, if recognized, would affect the effective tax rate	744,000		744,000		439,000
Federal [Member]
Income Taxes [Line Items]
Federal tax credit carryforwards	1,885,000		1,885,000		8,814,000
General business credits	1,822,000		1,822,000		8,751,000
Alternative minimum tax "AMT" credit carryforwards	63,000		63,000		63,000
Net operating loss carryforwards	0		0		0
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Valuation allowance against deferred tax assets - US	646,000		646,000		735,000
Net operating loss carryforwards	$ 43,156,000		$ 43,156,000		21,904,000
Dallas Texas [Member]
Income Taxes [Line Items]
State and local tax expense					$ 284,000	$ 246,000	$ 269,000